Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
3.	RELATED PARTY TRANSACTIONS

The Company has entered into agreements to indemnify its directors and executive officers, in addition to the indemnification provided for in the Company’s articles of incorporation and bylaws. These agreements, among other things, provide for indemnification of the Company’s directors and executive officers for certain expenses (including attorneys’ fees), judgments, fines and settlement amounts incurred by any such person in any action or proceeding, including any action by or in the right of the Company, arising out of such person’s services as a director or executive officer of the Company, any subsidiary of the Company or any other company or enterprise to which the person provided services at the Company’s request. The Company believes that these provisions and agreements are necessary to attract and retain qualified persons as directors and executive officers.

There was $10,000 and $19,500 of management fees expensed for the three months ended June 30, 2020 and 2019 to Turquino Equity LLC (Turquino”), a significant shareholder, and $30,000 and $39,000 for each of the six months ended June 30, 2020 and 2019.

On January 2, 2018 and February 8, 2019, the Company and Andrew Hidalgo (“Hidalgo”), completed a Convertible Debenture Agreement whereby Hidalgo, the Company’s Chief Executive Officer, lent us an aggregate of $275,000 (the “Hidalgo Notes”). On January 2, 2018 and February 8, 2019, the Company and Michael Doyle (“Doyle”), the Company’s Director, completed a Convertible Debenture Agreement whereby Doyle lent the Company an aggregate of $275,000 (the “Doyle Notes”).

May 18, 2020 Purchase and Sale Agreement

On May 18, 2020, the Company’s Board of Directors authorized the Company, in accordance to Nevada Statute 78.565, to complete and execute the May 18, 2020 Purchase and Sale Agreement between the Company and Turquino providing for the Company’s sale of 100% of Pride’s outstanding stock Pride to Turquino in return for Turquino’s assumption of the Hidalgo Notes and the Doyle Notes and the debt obligations and accrued interest related thereto (the “Agreement”). In conjunction therewith, Hidalgo and Doyle assigned the Notes to Turquino, at which time Turquino became responsible for the debt obligations upon the Notes. The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations. Pursuant to Nevada Statute Section 78.565, approval of the Agreement only requires the approval of the board of directors and does not require shareholder approval. The Company obtained a valuation of the fair market value of Pride from an independent third party which valued Pride at $425,000 USD. The Agreement provides that the Parties mutually release one another and discharge and release the other party (and their respective current and former officers, directors, employees, shareholders, note holders, attorneys, assigns, agents, representatives, predecessors and successors in interest), from any and all claims, demands, obligations, or causes of action. Hidalgo, our Chief Executive Officer, and a managing member of Turquino, are related parties in connection with the Exchange Agreement, the Notes, and the Agreement.

On June 19, 2020, the Company entered into a Promissory Note with a director of the Company (the “Lender”), for a principal amount up to $230,332 bearing interest with interest at 6% per annum. The entire principal and interest upon the Promissory Note are due on June 19, 2021. The proceeds from the note was used to pay accrued expenses of the Company.

3.	RELATED PARTY TRANSACTIONS

The Company’s former office space during the year ended December 31, 2018 consisted of approximately 800 square feet, which was donated to it from one of its executive officers. There was no lease agreement and the Company paid no rent.

In September 2018, the Company entered into a contract with Steve Mullane, the Executive General Manager of Pride, for a solar installation. The system installation was complete as of December 31, 2018. Costs incurred were $8,333 along with revenue of $8,759 for year ended December 31, 2018.

In August 2019, the Company entered into a contract with a Pride employee for a solar installation. The system installation was complete as of December 31, 2019. Costs incurred were $5,169 along with revenue of $6,416 for year ended December 31, 2019.

In June 2016, the Company entered into a contract with Rezaul Karim, one of its former directors, for the installation of an HC-1 system. The system installation was complete as of December 31, 2018. The system installation generated $8,499 and $40,288 of revenue for the year ended December 31, 2018. The Company subcontracted the installation of the system to Renewable Energy Holdings LLC (“REH”), a company owned by Mike Strizki, one of the Company’s executive officers. James Strizki, one of the Company’s executive officers, is vice president of operations at REH. There was $9,019 and $40,636 of costs for the year ended December 31, 2018, respectively.

The Company has entered into agreements to indemnify its directors and executive officers, in addition to the indemnification provided for in the Company’s articles of incorporation and bylaws. These agreements, among other things, provide for indemnification of the Company’s directors and executive officers for certain expenses (including attorneys’ fees), judgments, fines and settlement amounts incurred by any such person in any action or proceeding, including any action by or in the right of the Company, arising out of such person’s services as a director or executive officer of the Company, any subsidiary of the Company or any other company or enterprise to which the person provided services at the Company’s request. The Company believes that these provisions and agreements are necessary to attract and retain qualified persons as directors and executive officers.

There was $80,500 and $78,000 of management fees expensed for the years ended December 31, 2019 and 2018, respectively, to Turquino Equity LLC (Turquino”), a significant shareholder wholly-owned by the Chief Executive Officer and Chief Financial Officer.

On January 2, 2018, the Company entered into a securities purchase agreement with two of its directors, pursuant to which the Company sold an aggregate principal amount of $400,000 in 12% Convertible Debentures (“2018 Debentures”). On February 8, 2019, the Company and the holders of the 2018 Debentures entered into amendments (the “Amendments”) to the 2018 Debentures. The 2018 Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the “2020 Maturity Date”). Interest on the 2018 Debentures accrues at the rate of 12% per annum from January 2, 2018 through the date of the Amendments, and 10% per annum subsequent to the date of the Amendments, payable monthly in cash, beginning on February 1, 2018 and through the 2020 Maturity Date. The 2018 Debentures are convertible into common stock at a conversion price of $10.00 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

On August 21, 2018, PVBJ entered into a loan and security agreement (the “Credit Agreement”) with Thermo Communications Funding, LLC (“Thermo”). The Credit Agreement provides for a revolving line of credit in an amount not to exceed $350,000, which is evidenced by a promissory note issued by PVBJ to Thermo (the “Note”). Pursuant to the Credit Agreement, PVBJ granted a security interest to Thermo in all of its assets. In addition, pursuant to a limited recourse guaranty, Andrew Hidalgo, the Company’s Chief Executive Officer personally guaranteed the repayment of the Credit Agreement under certain conditions. As of December 31, 2019, the Company was in compliance with these covenants and the facility was increased to $400,000 in March of 2020.

On February 8, 2019, the Company entered into a securities purchase agreement with two of its directors, pursuant to which the Company sold an aggregate principal amount of $150,000 in 10% Convertible Debentures (“2019 Debentures”). The 2019 Debentures, together with any accrued and unpaid interest, become due and payable on February 8, 2021 (the “2021 Maturity Date”). Interest on the 2019 Debentures accrues at the rate of 10% per annum, payable monthly in cash, beginning on March 1, 2019 and through the 2021 Maturity Date. The 2019 Debentures are convertible into common stock at a conversion price of $10.00 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. In connection with this convertible note payable, the Company recorded a $97,500 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.